Restatements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatements [Abstract]
Schedule of restated values of consolidated balance sheet

	December 31, 2011 (As Previously Reported)	Adjustments to Restate	December 31, 2011 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,218,874	$(7,508,030)	$710,844
Total Current Assets	8,951,678	(7,508,030)	1,443,648

Long-term Assets:
Inventories, net of current portion	-	7,508,030	7,508,030

Total Assets	$24,902,097	$-	$24,902,097

	December 31, 2011 (As Previously Reported)	Adjustments to Restate	December 31, 2011 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,218,874	$(7,508,030)	$710,844
Total Current Assets	8,951,678	(7,508,030)	1,443,648

Long-term Assets:
Inventories, net of current portion	—	7,508,030	7,508,030
Total Assets	$24,902,097	$—	$24,902,097

	December 31, 2010 (As Previously Reported)	Adjustments to Restate	December 31, 2010 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,505,237	$(7,533,189)	$972,048
Total Current Assets	10,415,106	(7,533,189)	2,881,917

Long-term Assets:
Inventories, net of current portion	—	7,533,189	7,533,189
Total Assets	$20,672,129	$—	$20,672,129